PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Property and equipment	5	$7,925	$3,036
Less accumulated depreciation		(762)	-

		$7,163	$3,036